EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments [Abstract]
Schedule of Equity Method Investments

Financial information for the equity method investees that were significant for the three years ended December 31, 2017, adjusted for basis and accounting policy differences, is as follows:

For the year ended December 31,	2017	2016	2015
Shipping revenues	$234,916	$247,451	$245,444
Ship operating expenses	(106,228)	(114,487)	(113,639)
Income from vessel operations	128,688	132,964	131,805
Other income	3,497	830	2,357
Interest expense	(36,831)	(43,038)	(47,218)
Income tax provision	(1,886)	-	-
Net income	$93,468	$90,756	$86,944

Percentage of ownership in equity investees	49.9% - 50.0%	49.9% - 50.0%	49.9% - 50.0%
Equity in income/(loss) of affiliated companies, before
consolidating and reconciling adjustments	$46,704	$45,355	$43,449

Impairment of equity method investments in FSO Joint Venture	-	(30,475)	-
Amortization on deferred gain on 2009 sale
of TI Africa to FSO Joint Venture	2,301	2,409	2,409
Amortization of interest capitalized during construction of
LNG vessels	(419)	(419)	(419)
Other	380	(21)	120
Equity in income/(loss) of affiliated companies	$48,966	$16,849	$45,559

Equity Method Investments Summarized Balance Sheet Information

The tables below present the financial position for the equity method investees that were significant and a reconciliation of the Company’s share of the joint ventures’ total equity to the investments in and advances to affiliates line on the consolidated balance sheets as of December 31, 2017 and 2016:

As of December 31,	2017	2016
Current assets	$77,545	$128,531
Vessels, net	1,344,613	1,386,836
Other assets	65,551	66,708
Total assets	$1,487,709	$1,582,075

Current liabilities	$78,273	$150,153
Long-term debt and other non-current liabilities	917,564	1,055,922
Equity	491,872	376,000
Total liabilities and equity	$1,487,709	$1,582,075

Percentage of ownership in equity investees	49.9% - 50.0%	49.9% - 50.0%
INSW Share of affiliate's equity, before consolidating and reconciling adjustments	$245,751	$187,868

Impairment of equity method investments in FSO Joint Venture	(30,475)	(30,475)
Advances from shareholders of FSO Joint Venture (2)	162,762	203,513
Unamortized deferred gain on 2009 sale of TI Africa to FSO Joint Venture, net	(34,284)	(36,585)
Unamortized interest capitalized during construction of LNG vessels	10,275	10,693
Other (1)	24,865	23,667
Investments in and advances to affiliated companies	$378,894	$358,681

(1)	Primarily relates to working capital deposits that the Company maintains with the commercial pools in which it participates.

Such advances are unsecured, interest free and not repayable within one year.